E1 Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Capital Stock

Capital stock at December 31, 2020, consisted of the following:

Capital stock
		Capital stock
Parent Company	Number of shares	(SEK million)
Class A shares	261,755,983	1,309
Class B shares	3,072,395,752	15,363
Total	3,334,151,735	16,672

Summary of Number of Shares
Number of shares
		Capital stock
	Number of shares	(SEK million)
Number of shares Jan 1, 2020	3,334,151,735	16,672
Number of shares Dec 31, 2020	3,334,151,735	16,672

Summary of Other Reserves
Other reserves
	2020				2019
	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	2,967	(230)	(445)	2,292	893	—	72	965
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	99	99	—	—	(651)	(651)
Tax on items that will not be reclassified to profit or loss	—	—	(20)	(20)	—	—	134	134
Items that have been or may be reclassified to profit or loss
Cash flow hedges
Gains/losses arising during the period	—	136	—	136	—	(290)	—	(290)
Reclassification to profit and loss	—	281	—	281	—	—	—	—
Translation reserves
Changes in translation reserves	(5,434)	—	—	(5,434)	1,943	—	—	1,943
Reclassification to profit and loss	124	—	—	124	54	—	—	54
Share of other comprehensive income of JV and assoicated companies	(81)	—	—	(81)	77	—	—	77
Tax on items that have been or may be reclassified to profit or loss	—	(86)	—	(86)	—	60	—	60
Other comprehensive income, net of tax	(5,391)	331	79	(4,981)	2,074	(230)	(517)	1,327
Total comprehensive income	(5,391)	331	79	(4,981)	2,074	(230)	(517)	1,327
Closing balance	(2,424)	101	(366)	(2,689)	2,967	(230)	(445)	2,292